Parent Company Activity	12 Months Ended
Dec. 31, 2015
Parent Company Activity [Abstract]
Parent Company Activity
Note 19.	Parent Company Activity

Surrey Bancorp owns all of the outstanding shares of the Bank. Condensed financial statements of Surrey Bancorp follow:

Condensed Balance Sheets
December 31, 2015 and 2014

	2015	2014

Assets

Cash and due from banks	$1,221,351	$1,033,992
Investment securities available for sale	529,124	585,968
Other assets	30,207	16,427
Investment in subsidiaries	37,894,930	35,972,759
	$39,675,612	$37,609,146

Liabilities and Capital
Liabilities
Dividends payable	$1,004,642	$827,159
Other liabilities	-	11,333
	1,004,642	838,492

Capital
Preferred stock	3,868,807	3,868,807
Common stock	12,101,480	12,101,480
Retained earnings	22,727,587	20,808,309
Accumulated other comprehensive loss	(26,904)	(7,942)
	38,670,970	36,770,654
	$39,675,612	$37,609,146

Condensed Statements of Income
For the years ended December 31, 2015 and 2014

	2015	2014

Income
Equity in undistributed income of subsidiary	$1,896,563	$2,457,219
Dividends from subsidiary	1,190,000	1,020,000
Loss on the sale of investment securities	(8,993)	(1,670)
Interest income	12	9
Dividend income	24,864	24,419
Total income	3,102,446	3,499,977

Expenses
Other expense	54,450	72,835
Income before income taxes	3,047,996	3,427,142
Income tax benefit	(13,114)	(16,427)
Net income	3,061,110	3,443,569

Preferred stock dividends	(183,423)	(183,423)
Net income available to common stockholders	$2,877,687	$3,260,146

Condensed Statements of Cash Flows
For the years ended December 31, 2015 and 2014

	2015	2014

Cash flows from operating activities
Net income	$3,061,110	$3,443,569
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiary	(1,896,563)	(2,457,219)
Loss on the sale of investment securities	8,993	1,670
Decrease in dividends receivable from subsidiary	-	867,000
Net increase in other assets	(2,152)	(4,455)
Net cash provided by operating activities	1,171,388	1,850,565

Cash flows from investing activities
Purchase of investment securities	(373,100)	(150,382)
Proceeds from the sale of investment securities	353,420	131,403
Net cash used by investing activities	(19,680)	(18,979)

Cash flows from financing activities
Common stock options exercised	-	40,327
Dividends paid	(964,349)	(927,449)
Net used by financing activities	(964,349)	(887,122)
Net increase in cash and due from banks	187,359	944,464

Cash and due from banks, beginning	1,033,992	89,528
Cash and due from banks, ending	$1,221,351	$1,033,992